Non-Controlling Interest (Details) - Schedule of Non-controlling Interests Presented as a Separate Component of Stockholders’ Equity - Levo Mobility LLC [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Financial Statements, Captions [Line Items]
Beginning Balance			$ (3,950,186)	$ (2,501,633)	$ (2,501,633)
Net income (loss) attributable to non-controlling interests	$ 8,285	$ (168,985)	23,039	$ (459,863)	(538,841)
Less: dividends paid to non-controlling interests			212,062		263,846	$ 101,856
Less: Preferred share accretion adjustment			484,398		645,866	261,505
Non-controlling interests	$ (4,623,607)		$ (4,623,607)		$ (3,950,186)	$ (2,501,633)